PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property Equipment And Intangible Assets [Abstract]
Summary of property, equipment and intangible assets, net

Property, equipment and intangible assets, net, consisted of the following:

	As of December 31,
	2023	2024
	US$	US$
Electronic Equipment	7,809,971	9,381,922
Office Equipment	873,192	858,548
Leasehold improvement	1,657,837	1,194,817
Software	1,379,299	1,721,485
Less: accumulated depreciation	(6,525,834)	(8,976,373)
Property and equipment, net	5,194,465	4,180,399
Licenses	10,004,563	10,004,563
Trademark	115,140	111,995
Trading right	128,026	128,259
Others	1,057,434	1,016,091
Less: accumulated amortization	(70,085)	(82,779)
Intangible assets, net	11,235,078	11,178,129
Total	16,429,543	15,358,528

Summary of Estimated Amortization Expenses for Intangible Assets

The estimated amortization expenses for the above intangible assets for future years are as follows:

Years ending December 31,	Amortization for Intangible Assets
US$
2025	14,608
2026	14,608
2027	—
2028	—
2029	—
Total	29,216